Statements of Cash Flows (Unaudited)	9 Months Ended
Jun. 30, 2015 USD ($)
Cash flows from operating activities
Net loss	$ (1,120,294)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on Conversion of Debt	90,000
Stock based compensation	907,880
Depreciation	10,680
Change in operating assets and liabilities:
Accounts payable	5,086
Accounts receivable	(4,900)
Net cash used in operating activities	(111,549)
Cash flows from investing activities
Hardware and equipment purchased	(2,194)
Domain, website, and social media accounts purchase	(3,500)
Furniture and Fixtures	(10,413)
Net cash used in investing activities	(16,107)
Cash flows from financing activities
Proceeds from issuance of common stock	79,500
Proceeds from related party advances	52,500
Net cash provided by financing activities	132,000
Net change in cash	$ 4,345
Cash balance, beginning of period
Cash balance, end of period	$ 4,345
Supplemental disclosures:
Cash paid for interest
Cash paid for income taxes
Noncash investing and financing activities:
Software purchased with common stock	$ 58,333
Domain, websites, and social media accounts purchased with common stock	31,250
4% Interest in Libra Wellness Center, LLC for Installment Note to related party	40,000
Converted $40K liability to non-affiliated consultant for 12,000,000 shares	$ 40,000